As filed with the Securities and Exchange Commission on February 21, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21265

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 12/31/05

Item 1. Schedule of Investments.

	Intrepid Capital Fund
	Schedule of Investments
	December 31, 2005
	(unaudited)

			Shares	Value
	COMMON STOCKS - 62.18%
	Auto Components - 1.33%
	Bandag, Inc.		10,215	$368,251
	Beverages - 5.36%
	The Coca-Cola Co.		16,530	666,324
	Grolsch NV		31,510	815,104
				1,481,428
	Capital Markets - 2.35%
	SEI Investments Co.		17,545	649,165
	Chemicals - 2.17%
	Stepan Co.		22,320	600,185
	Commercial Services & Supplies - 4.34%
	Cintas Corp.		15,430	635,408
	The ServiceMaster Co.		47,275	564,936
				1,200,344
	Communications Equipment - 2.77%
	Tellabs, Inc. (a)		70,245	765,671
	Food Products - 2.61%
	Sara Lee Corp.		38,120	720,468
	Gas Utilities - 1.74%
	Cascade Natural Gas Corp.		24,625	480,434
	Health Care Providers & Services - 2.49%
	Health Management Associates, Inc.		31,365	688,775
	Hotels Restaurants & Leisure - 1.30%
	International Speedway Corp. - Class A		7,480	358,292
	Household Products - 2.89%
	Oil-Dri Corporation of America		45,240	797,581
	Insurance - 12.06%
	Berkshire Hathaway, Inc. (a)		275	807,262
	Horace Mann Educators Corp.		41,275	782,574
	PXRE Group Ltd.		33,600	435,456
	The St. Paul Travelers Companies Inc.		15,125	675,634
	XL Capital Ltd.		9,360	630,677
				3,331,603
	IT Services - 2.10%
	Automatic Data Processing, Inc.		12,615	578,902
	Media - 2.76%
	The Walt Disney Co.		31,820	762,725
	Personal Products - 2.55%
	Alberto-Culver Co.		15,400	704,550
	Pharmaceuticals - 7.20%
	Merck & Co., Inc.		31,870	1,013,785
	Mylan Laboratories		48,940	976,842
				1,990,627
	Road & Rail - 1.24%
	Covenant Transport, Inc. (a)		24,550	343,209
	Specialty Retail - 3.26%
	Limited Brands		40,345	901,711
	Wireless Telecommunication Services - 1.66%
	Telephone & Data Systems, Inc. - Special Shares		6,500	224,965
	Telephone & Data Systems, Inc.		6,500	234,195
				459,160

	TOTAL COMMON STOCKS (Cost $16,960,943)			17,183,081
			Principal
			Amount	Value
	CORPORATE BONDS - 21.76%
	Cable And Other Pay Television Services - 1.49%
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/2013		$420,000	412,125
	Diversified Financial Services - 1.97%
	General Motors Acceptance Corporation
	5.625%, 05/15/2009		610,000	543,113
	Electronic Equipment & Instruments - 1.43%
	Itron, Inc.
	7.750%, 05/15/2012		385,000	394,625
	Health Care Providers & Services - 2.06%
	Tenet Healthcare Corp.
	6.500%, 06/01/2012		620,000	570,400
	Hotels Restaurants & Leisure - 1.84%
	Speedway Motorsports, Inc.
	6.750%, 06/01/2013		501,000	509,768
	Media - 1.65%
	Adelphia Communications Corp.
	9.875%, 03/01/2007		800,000	456,000
	Paper & Forest Products - 2.32%
	Appleton Papers, Inc.
	8.125%, 06/15/2011		655,000	640,262
	Printing, Publishing, And Allied Industries - 1.22%
	Houghton Mifflin Co.
	11.500%, 10/15/2013		425,000	335,750
	Real Estate - 2.36%
	American Real Estate Partners
	7.125%, 02/15/2013 (103.56, 02-15-2009, Acquired 02/15/2013, Cost $654,855) (b)		650,000	653,250
	Small Arms Ammunition - 0.97%
	Remington Arms Inc
	10.500%, 02/01/2011		300,000	268,500
	Specialty Retail - 2.34%
	Payless Shoesource, Inc.
	8.250%, 08/01/2013		615,000	645,750
	Transportation Equipment - 2.11%
	Cooper-standard Automotive, Inc.
	7.000%, 12/15/2012		630,000	582,750

	TOTAL CORPORATE BONDS (Cost $6,371,907)			6,012,293

	U.S. TREASURY OBLIGATIONS - 11.19%
	U.S. Treasury Bill - 11.19%
	4.180%, 05/11/2006		550,000	541,943
	4.150%, 06/15/2006		2,600,000	2,551,781
				3,093,724

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,093,724)			3,093,724
			Shares
	SHORT TERM INVESTMENTS - 4.55%
	Money Market Funds - 4.55%
	SEI Daily Income Trust Treasury Fund		1,258,251	1,258,251

	TOTAL SHORT TERM INVESTMENTS (Cost $1,258,251)			1,258,251

	Total Investments (Cost $27,684,825) - 99.68%			27,547,349
	Other Assets in Excess of Liabilities - 0.32%			89,541
	TOTAL NET ASSETS - 100.00%			$27,636,890

(a)	Non Income Producing
(b)	Restricted under Rule 144a of the Securities Act of 1933

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments	$27,684,825
	Gross unrealized appreciation	922,705
	Gross unrealized depreciation	(1,060,181)
	Net unrealized appreciation	($137,476)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	Intrepid Small Cap Fund
	Schedule of Investments
	December 31, 2005
	(unaudited)
			Shares	Value
	COMMON STOCKS - 30.43%
	Auto Components - 3.82%
	Bandag, Inc.		1,000	$36,050
	Beverages - 4.39%
	Grolsch NV		1,600	41,389
	Commercial Services & Supplies - 2.73%
	The ServiceMaster Co.		2,150	25,692
	Communications Equipment - 1.87%
	Communications Systems, Inc.		900	11,052
	Tellabs, Inc. (a)		600	6,540
				17,592
	Energy Equipment & Services - 0.47%
	Tidewater, Inc.		100	4,446
	Gas Utilities - 2.28%
	Cascade Natural Gas Corp.		1,100	21,461
	Health Care Equipment & Supplies - 1.08%
	National Dentex Corp. (a)		450	10,143
	Hotels Restaurants & Leisure - 1.47%
	International Speedway Corporation		290	13,891
	Household Durables - 1.23%
	Virco Mfg. Corporation (a)		2,100	11,550
	Household Products - 1.87%
	Oil-Dri Corp of America		1,000	17,630
	Insurance - 6.33%
	Horace Mann Educators Corp.		1,950	36,972
	PXRE Group Ltd		1,750	22,680
				59,652
	Road & Rail - 2.89%
	Covenant Transport, Inc. (a)		1,950	27,261

	TOTAL COMMON STOCKS (Cost $277,664)			286,757

			Principal
			Amount	Value
	U.S. TREASURY OBLIGATIONS - 42.13%
	U.S. Treasury Bill - 42.13%
	0.000%, 02/16/2006		$200,000	199,048
	4.080%, 04/06/2006		200,000	197,979
				397,027

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $397,027)			397,027
			Shares
	SHORT TERM INVESTMENTS - 19.62%
	Money Market Funds - 19.62%
	AIM Money Market Fund		36,900	36,900

	AIM STIT Treasury Portfolio Fund		36,900	36,900

	AIM STIT-STIC Prime Portfolio Fund		36,900	36,900

	Fidelity Government Portfolio I Fund		37,272	37,272

	Fidelity Money Market Portfolio Fund		36,900	36,900
				184,872

	TOTAL SHORT TERM INVESTMENTS (Cost $184,872)			184,872

	Total Investments (Cost $859,563) - 92.18%			868,656
	Other Assets in Excess of Liabilities - 7.82%			73,705
	TOTAL NET ASSETS - 100.00%			$942,361

(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Cost of investments	$859,563
	Gross unrealized appreciation	12,509
	Gross unrealized depreciation	(3,416)
	Net unrealized appreciation	$9,093

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark F. Travis
 Mark F. Travis, President

Date February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark F. Travis
Mark F. Travis, President

Date February 16, 2006

By (Signature and Title)* /s/ Mark F. Travis
Mark F. Travis, Treasurer

Date February 16, 2006

* Print the name and title of each signing officer under his or her signature.